Common shares - Narrative (Details)					1 Months Ended								12 Months Ended
	Jul. 31, 2019 USD ($) shares	Jun. 30, 2019 USD ($) shares	Sep. 01, 2017 warrant shares vessel $ / shares	Jun. 14, 2017 shares	Jan. 31, 2020 USD ($) shares	Dec. 31, 2018 USD ($) shares $ / shares	Oct. 31, 2018 USD ($) $ / shares shares	Sep. 30, 2018 USD ($) shares	Mar. 31, 2018 USD ($) shares	Dec. 31, 2017 USD ($) warrant shares $ / shares	Jun. 30, 2017 shares	May 31, 2017 USD ($) shares $ / shares	Dec. 31, 2019 USD ($) shares $ / shares	Dec. 31, 2018 USD ($) shares $ / shares	Dec. 31, 2017 USD ($) warrant shares $ / shares	Nov. 30, 2019 USD ($) $ / shares	Jul. 30, 2019 $ / shares shares	Feb. 28, 2019 $ / shares shares	Jun. 30, 2018 $ / shares shares	Feb. 28, 2018 $ / shares shares	Oct. 31, 2017 $ / shares shares	Sep. 30, 2017 shares	Dec. 31, 2016 shares	Apr. 30, 2013 shares
Disclosure of classes of share capital [line items]
Authorized amount of market share issuance program | $																$ 100,000,000
Par value per common share market share issuance program | $ / shares																$ 0.01
Number of shares sold, market issuance program													0
Issuance of shares | $													$ 50,000,000	$ 337,000,000	$ 303,500,000
Common stock, par value (in dollars per share) | $ / shares													$ 0.01
2013 Equity Incentive Plan [Member]
Disclosure of classes of share capital [line items]
Shares reserved for issuance (in shares)																								500,000
Maximum years grants are exercisable													10 years
Restricted Stock [Member]
Disclosure of classes of share capital [line items]
Number of shares, granted (in shares)													510,420	1,885,633
Weighted average grant date fair value, granted (in USD per share) | $													$ 26.57	$ 20.28
Restricted Stock [Member] | 2013 Equity Incentive Plan [Member]
Disclosure of classes of share capital [line items]
Remaining shares available for issuance (in shares)													469,680
Restricted Stock [Member] | 2013 Equity Incentive Plan [Member] | Employees [Member]
Disclosure of classes of share capital [line items]
Number of shares, granted (in shares)	230,170	112,750			469,680	1,103,248		198,141	500,245	997,380
Weighted average grant date fair value, granted (in USD per share) | $					$ 37
Restricted Stock [Member] | 2013 Equity Incentive Plan [Member] | Directors [Member]
Disclosure of classes of share capital [line items]
Number of shares, granted (in shares)						60,000		12,000	12,000	60,000			60,000
Restricted Stock [Member] | 2013 Equity Incentive Plan [Member] | Directors [Member] | First vesting period [Member]
Disclosure of classes of share capital [line items]
Vested shares percentage						33.00%		33.00%	33.00%	33.00%			33.00%
Restricted Stock [Member] | 2013 Equity Incentive Plan [Member] | Directors [Member] | Second vesting period [Member]
Disclosure of classes of share capital [line items]
Vested shares percentage						33.00%		33.00%	33.00%	33.00%			33.00%
Restricted Stock [Member] | 2013 Equity Incentive Plan [Member] | Directors [Member] | Third vesting period [Member]
Disclosure of classes of share capital [line items]
Vested shares percentage						33.00%		33.00%	33.00%	33.00%			33.00%
Restricted Stock [Member] | 2013 Equity Incentive Plan [Member] | Employees and Directors [Member]
Disclosure of classes of share capital [line items]
Weighted average grant date fair value, granted (in USD per share) | $	$ 26.23	$ 24.93				$ 19.55		$ 19.75	$ 22.15				$ 33.90
Restricted Stock [Member] | 2013 Equity Incentive Plan [Member] | SSH Employees [Member]
Disclosure of classes of share capital [line items]
Number of shares, granted (in shares)		107,500								34,900
Restricted Stock [Member] | 2013 Equity Incentive Plan [Member] | SSH Employees [Member] | First vesting period [Member]
Disclosure of classes of share capital [line items]
Vested shares percentage						33.00%		33.00%		33.00%
Restricted Stock [Member] | 2013 Equity Incentive Plan [Member] | SSH Employees [Member] | Second vesting period [Member]
Disclosure of classes of share capital [line items]
Vested shares percentage						33.00%		33.00%		33.00%
Restricted Stock [Member] | 2013 Equity Incentive Plan [Member] | SSH Employees [Member] | Third vesting period [Member]
Disclosure of classes of share capital [line items]
Vested shares percentage						33.00%		33.00%		33.00%
Restricted Stock [Member] | 2013 Equity Incentive Plan [Member] | Employees, Directors and SSH Employees [Member]
Disclosure of classes of share capital [line items]
Weighted average grant date fair value, granted (in USD per share) | $										$ 30.90
Common stock [Member]
Disclosure of classes of share capital [line items]
Common stock, shares issued (in shares)						51,397,562							58,202,400	51,397,562
Common stock, par value (in dollars per share) | $ / shares										$ 0.01			$ 0.01		$ 0.01
Common stock [Member] | 2013 Equity Incentive Plan [Member]
Disclosure of classes of share capital [line items]
Shares reserved for issuance (in shares)						1,383,248							529,624	1,383,248			134,893	86,977	210,140	512,244	950,180		1,286,971
Common stock, par value (in dollars per share) | $ / shares						$ 0.01							$ 0.01	$ 0.01			$ 0.01	$ 0.01	$ 0.01	$ 0.01	$ 0.01
Other related parties [member] | Scorpio Services Holding Limited (SSH) [Member] | Restricted Stock [Member]
Disclosure of classes of share capital [line items]
Number of shares, granted (in shares)													221,900	114,400	114,400
NPTI [Member]
Disclosure of classes of share capital [line items]
Common stock, shares issued (in shares)																						5,500,000
Price per share (in USD per share) | $ / shares										$ 40.20					$ 40.20
NPTI [Member] | Common stock [Member]
Disclosure of classes of share capital [line items]
Number of instruments or interests issued or issuable			5,499,999									5,500,000										5,500,000
NPTI [Member] | Warrant [Member]
Disclosure of classes of share capital [line items]
Number of instruments or interests issued or issuable | warrant			150,000							200,000					200,000
Exercise price (in USD per warrant) | $ / shares			$ 0.10			$ 0.10								$ 0.10
NPTI Vessel Acquisition [Member] | Common stock [Member]
Disclosure of classes of share capital [line items]
Shares issued upon exercise of warrants (in shares)				22,222							22,222
NPTI September Closing [Member] | Common stock [Member]
Disclosure of classes of share capital [line items]
Shares issued upon exercise of warrants (in shares)			127,778
NPTI September Closing [Member] | Warrant [Member]
Disclosure of classes of share capital [line items]
Exercise price (in USD per warrant) | $ / shares			$ 0.10
Vessels [member] | NPTI September Closing [Member]
Disclosure of classes of share capital [line items]
Number of vessels acquired | vessel			23
Public Offering [Member] | Common stock [Member]
Disclosure of classes of share capital [line items]
Common stock, shares issued (in shares)							18,200,000			3,450,000					3,450,000
Price per share (in USD per share) | $ / shares							$ 18.50			$ 30.00					$ 30.00
Issuance of shares | $							$ 319,600,000			$ 99,600,000
Public Offering [Member] | Other related parties [member] | Scorpio Bulkers Inc. [Member] | Common stock [Member]
Disclosure of classes of share capital [line items]
Common stock, shares issued (in shares)							5,400,000
Public Offering [Member] | Other related parties [member] | Scorpio Services Holding Limited (SSH) [Member] | Common stock [Member]
Disclosure of classes of share capital [line items]
Common stock, shares issued (in shares)							540,000			670,000					670,000
Public Offering [Member] | NPTI [Member] | Common stock [Member]
Disclosure of classes of share capital [line items]
Common stock, shares issued (in shares)												5,000,000
Price per share (in USD per share) | $ / shares												$ 40.00
Issuance of shares | $												$ 188,700,000